Intangible assets and goodwill (Tables)	12 Months Ended
Oct. 31, 2023
Intangible assets and goodwill.
Schedule of intangible assets and goodwill

	Software	Licenses	Brand Name	Goodwill	Total
Cost	$	$	$	$	$
Opening balance, November 1, 2021	9,463	44,762	21,075	79,946	155,246
Additions and reclasses	905	-	308	83	1,296
Additions from business combinations	338	20	10,047	43,967	54,372
Impairment loss	(89)	-	(1,365)	(45,077)	(46,531)
Foreign currency translation	42	-	2,508	4,500	7,050
Balance, October 31, 2022	10,659	44,782	32,573	83,419	171,433

Additions	273	-	22	-	295
Additions from business combinations (Note 5)	-	1,487	-	3,416	4,903
Impairment Loss			(23,257)	(10,292)	(33,549)
Foreign currency translation	378	-	(390)	(340)	(352)
Balance, October 31, 2023	11,310	46,269	8,948	76,203	142,730

Accumulated depreciation
Opening balance, November 1, 2021	1,776	11,189	-	-	12,965
Amortization	2,412	10,672	-	-	13,084
Foreign currency translation	(106)	-	-	-	(106)
Balance, October 31, 2022	4,082	21,861	-	-	25,943

Amortization	2,131	11,093	-	-	13,224
Foreign currency translation	78	-	-	-	78
Balance, October 31, 2023	6,291	32,954	-	-	39,245

Balance, October 31, 2022	6,577	22,921	32,573	83,419	145,490
Balance, October 31, 2023	5,019	13,315	8,948	76,203	103,485

Schedule of indefinite life intangible assets

	Impairment loss
Brands	2023	2022
	$	$
Blessed CBD	2,772	-
Daily High Club	33	564
DankStop	769	-
FABCBD	7,257	331
GC	749	470
Nuleaf	8,796	-
Smoke Cartel	2,881	-
Total	23,257	1,365